ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.          ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2019	2018

Trade payables	$36,253	$24,814
Lease obligations	14,118	748
Accrued liabilities	9,242	16,945
Employee benefit liability	4,620	4,398
RSU liability	3,811	1,502
DSU liability	1,745	997
Royalty payable	1,142	629
Accrued interest on convertible notes	660	660
Accrued interest on loan facility	29	1,051
	$71,620	$51,744
Non-current portion of lease obligations	(8,130)	(518)
Non-current portion of RSU liability	(802)	(554)
Current portion of accounts payable and accrued liabilities	$62,688	$50,672

(a)Lease obligations

As at December 31, 2019, the Company’s undiscounted lease obligations consisted of the following:

	December 31,	December 31,
	2019	2018
Gross lease obligation - minimum lease payments
1 year	$6,549	$277
2-3 years	6,689	527
4-5 years	1,849	35
	$15,087	$839
Future interest expense on lease obligations	(969)	(91)
	$14,118	$748

For the year ended December 31, 2019, interest expense on lease obligations was $836 (2018 – $16). Total cash payments on lease obligations and short-term leases were $6,484 (2018 – $402) and $1,150, respectively.

Variable lease payments not included in the measurement of lease obligations were nil as at December 31, 2019. There were no extension options, which were reasonably certain to be exercised, included in the measurement of the lease obligations. As at December 31, 2019, there were no significant leases with residual value guarantees or leases not yet commenced to which the Company is committed.